Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 5 – INTANGIBLE ASSETS, NET

	December 31, 2018	December 31, 2017

Intangible assets	$7,120,088	$7,120,088
Less: accumulated amortization	(613,119)	(613,119)
Less: impairment charges	(6,506,969)	(6,506,969)
	$-	$-

Intangible assets represent the contractual right to operate the advertising business. Intangible assets are evaluated periodically to determine if expected cash flow generate from the advertising business is sufficient to cover the unamortized portion of the intangible assets. To the extent that expected cash flow is insufficient, the intangible assets are written down to their net realizable value in year 2012.

Intangible assets are expected to be amortized on a systematic basis over the lives of the Exclusive Cooperation Agreements of 30 years for Taiyuan JV. The Company assessed the recoverability of intangible assets and due to the uncertainties on the dispute with Shanxi TV Station the Company had wholly impaired the intangible assets of $6,506,969 for the year ended December 31, 2011.